Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Identifiable Intangible Assets Subject to Amortization

Intangible assets are presented at fair value, net of amortization. The fair value is determined based on the appraised value of the asset. Intangible assets are composed of developed technology, trade names and customer lists. Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	September 30, 2025
Customer relationships	6 - 7	$1,139,710
Trade name	10 - 15	1,637,088
Technology	6 - 8	6,425,010
		9,201,808
Less: Accumulated amortization		(869,712)
Intangible assets, net		$8,332,096

Intangible assets are presented at fair value, net of amortization. The fair value is determined based on the appraised value of the asset. Intangible assets are composed of developed technology, trade names and customer lists (see Note 5), video material licenses, a web domain, and patents. Intangible assets subject to amortization consist of the following:

	Estimated Useful Life (years):	December 31, 2024
Customer relationships	7	$588,710
Trade name	15	899,600
Technology	6	2,415,010
		3,903,320
Less: Accumulated amortization		(19,467)
Intangible assets, net		$3,883,853

Schedule of Expected Amortization Expense

Remainder of Year Ending December 31, 2025	$401,171
Year Ending December 31, 2026	1,214,920
Year Ending December 31, 2027	1,214,920
Year Ending December 31, 2028	1,214,920
Year Ending December 31, 2029	1,214,920
Thereafter	3,161,948
Total	$8,422,799

Year Ending December 31, 2025	$546,576
Year Ending December 31, 2026	546,576
Year Ending December 31, 2027	546,576
Year Ending December 31, 2028	546,576
Year Ending December 31, 2029	546,576
Thereafter	1,150,973
Total	$3,883,853

Schedule of Basic and Diluted Net Loss Per Share

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(5,887,591)	$(15,413,927)	$(17,460,094)	$(23,659,387)

Denominator:
Weighted average shares—basic and diluted	3,591,228	316,289	2,256,990	286,166
Net loss per share attributable to common shareholders—basic and diluted	$(1.64)	$(48.73)	$(7.74)	$(82.68)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Year Ended December 31,
	2024	2023
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(31,095,029)	$(14,406,262)

Denominator:
Weighted average shares—basic and diluted	445,817	240,199
Net loss per share attributable to common shareholders—basic and diluted	$(69.75)	$(59.98)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of September 30,
	2025	2024
Options	12,592	2,695
RSUs	414,429	1,650
Public warrant shares	23,000	23,000
GEM warrant shares	1,657	1,657
Common warrant shares	686,107	452,761
Placement agent warrant shares	71,827	10,490
Pre-funded warrants		253,010
Total	1,209,613	745,263

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2024	2023
Options	2,566	1,496
RSUs	34,078	—
Public warrant shares	23,000	23,000
GEM warrant shares	1,657	1,657
Common warrant shares	452,761	—
Placement agent warrant shares	10,490	—
Total	524,552	26,153

Summary of Changes in Allowance for Credit Losses

The following table presents changes in the allowance for credit losses for the year ended December 31, 2024:

Balance - December 31, 2023	$5,748
Change in provision for credit losses	18,462
Balance - December 31, 2024	$24,210

Summary of Capitalized Deferred Offering Costs

Capitalized deferred offering costs consisted of the following, as of December 14, 2023:

December 14, 2023
SPAC-related legal fees	$2,973,077
Investment bank advisory services	135,000
Federal Trade Commission filing fees	125,020
Total deferred offering costs capitalized	$3,233,097